UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-l5G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Hunt Commercial Mortgage Trust1
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

   X   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2017 to December 31, 2017

Date of Report (Date of filing): February 14, 2018

Commission File Number of securitizer:

Central Index Key Number of securitizer:           0001712870

Mustafa N. Haque, (212) 317 5731
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

       Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Name and telephone number, including area code, of the person to contact in connection with this filing

1  Hunt Commercial Mortgage Trust, as securitizer, is filing this Form ABS-15G in respect of asset backed securities sponsored by it and outstanding during the reporting period for the following entity: Hunt CRE 2017-FL1, Ltd.

Item 1.02 Quarterly Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

No activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Hunt Commercial Mortgage Trust

	By:	/s/ Mustafa N. Haque
Name: Mustafa N. Haque
Title: Assistant General Counsel

Date: February 14, 2018